LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
NOTE 15 – LEASES
We lease cell sites, retail stores, offices, vehicles, equipment and other assets from third parties under operating and finance leases. Our typical lease arrangement includes a non-cancellable
term with renewal options for varying terms depending on the nature of the lease. We include the renewal options that are reasonably certain to be exercised as part of the lease term, and this assessment is an area of judgment. For cell site locations, optional renewals are included in the lease term based on the date the sites were placed in service and to the extent that renewals are reasonably certain based on the age and duration of the sites. For other leases, renewal options are typically not considered to be reasonably certain to be exercised.
The components of total lease cost, net consisted of the following:

		Year Ended December 31,
	Classification	2021	2020
Operating lease cost: (1)

	Cost of service	$32,202	$30,397
	Sales and marketing	2,697	2,555
	General and administrative	4,785	3,748

		$39,684	$36,700
Financing lease cost:
Amortization of ROU assets	Depreciation, amortization and accretion	1,366	1,190
Interest on lease liabilities	Interest expense	455	435

Total net lease cost		$41,505	$38,325

(1)
Operating lease costs include short-term lease costs and variable costs. Short-term lease costs for the years ended December 31, 2021 and 2020 were $7.1 million and $5.9 million, respectively. Variable costs were immaterial for the periods presented.

Sublease income was not significant for the periods presented.Balance sheet information related to leases as of December 31, 2021 and 2020 consisted of the following:
In 2021, the Company recorded an impairment to Operating lease ROU assets, net of $48.5 million. See Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies for additional information.
The following table presents cash flow information for leases for the year
s
ended December 31, 2021 and
2020:

	Year Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities

Operating cash flows for operating leases (1)	$13,707	$26,848
Operating cash flows for finance leases	$454	$435
Financing cash flows for finance leases	$1,526	$1,349
Supplemental lease cash flow disclosures
Operating lease ROU assets obtained in exchange for new operating lease liabilities	$35,118	$10,018
ROU assets obtained in exchange for new finance lease liabilities	$319	$1,822

(1)	Amount for the year ended December 31, 2021 includes receipt of certain lease incentives.
During the second quarter of 2021, 2degrees commenced a lease for its new corporate headquarters in a commercial building in the final stages of construction. 2degrees gained physical access to the building in April 2021. Upon completion of construction during the third quarter of 2021, 2degrees executed a twelve-year lease with total expected rent payments over the lease term, including rent increases, of approximately
$68 million NZD ($46 million based on the exchange rate at December 31, 2021).
During the third quarter of 2021, 2degrees executed a twenty-year data center lease with total expected rent payments over the lease term, including contractual rent increases, of approximately $16.6 million NZD ($11.3 million based on the exchange rate at December 31, 2021). 2degrees gained physical access to the building in Ju
l
y 2021 and r
e
cognized the related ROU asset and lease liability at commencement in the third quarter of 2021.
The weighted-average remaining lease term and the weighted-average discount rate of our leases at December 31, 2021 and 2020 are as follows:

	As of December 31, 2021	As of December 31, 2020
Weighted-average remaining lease term (years)
Operating leases	9	9
Finance leases	6	5
Weighted-average discount rate
Operating leases	7.3%	7.0%
Finance leases	10.5%	9.7%
The Company’s maturity analysis of operating and finance lease liabilities as of December 31, 2021 are as follows:

	Operating Leases	Finance Leases
2022	$31,950	$1,384
2023	30,948	778
2024	30,126	592
2025	29,325	570
2026	27,941	423
Thereafter	107,293	1,488

Total lease payments	257,583	5,235
Less interest	(69,831)	(1,430)

Present value of lease liabilities	187,752	3,805
Less current obligation	(19,315)	(1,049)

Long-term obligation at December 31, 2021	$168,437	$2,756